FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Fair Value Disclosures [Abstract]
Changes in the estimated fair value for our Level 3 classified derivative warrant liability
	Note Payable Warrants	Series B Warrants	Additional Unit Private Placement Warrants	Total
Fair value at February 29, 2016	$188,351	$46,110	$-	$234,461
Additions	15,225	-	38,834	54,059
Change in fair value:	(49,874)	(11,875)	-	(61,749)
Fair value at August 31, 2016	$153,702	$34,235	$38,834	$226,771

	Promissory Note, as amended	OID Notes	Total
Fair value, February 29, 2016:	$339,979	$136,423	$476,402
Additions	-	138,082	138,082
Change in fair value:	(265,438)	(191,430)	(456,868)
Fair value, August 31, 2016:	$74,541	$83,075	$157,616

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Notes Payable Warrants	Series B Warrants	Total
Fair value, February 28, 2015:		$273,000	$273,000
Additions	$311,057	-	311,057
Change in fair value:	(122,706)	(226,890)	(349,596)
Fair value, February 29, 2016:	$188,351	$46,110	$234,461

The following table sets forth the changes in the estimated fair value for our Level 3 classified contingent put derivative liability:

	Promissory Note, as amended	OID Notes	Total
Fair value, February 28, 2015:	$-	$-	$-
Additions	331,546	134,841	466,387
Change in fair value:	8,433	1,582	10,015
Fair value, February 29, 2016:	$339,979	$133,259	$476,402